Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	(0.34%)	(0.34%)
State income tax rate, net of federal benefit	(0.0495%)	(0.05%)
Other permanent differences	0.0247%	0.00%
Less: valuation allowance	0.3648%	0.39%
Provision for income taxes	0.00%	0.00%